Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Long-term borrowings for the periods consisted of the following:

	December 31,
(in thousands)	2014	2013
Federal Home Loan Bank Advances [1]
0.54% Due 2015	$-	$2,000
0.44% Due 2015	-	2,000
0.62% Due 2016	2,000	2,000
0.98% Due 2016	5,000	5,000
0.44% Due 2016	2,000	-
1.46% Due 2017	2,500	2,500
1.12% Due 2017	2,500	-
1.88% Due 2018	2,500	2,500
1.62% Due 2018	2,500	-
Total long-term borrowings	$19,000	$16,000

(1)	Fixed rate advances